Goodwill (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Goodwill	$ 15,594,929	$ 15,200,188	$ 15,594,929	$ 15,576,762
Impairment of intangible assets			1,419,662
Impairment of goodwill			2,900,193
Fair value of impairment loss			0
Frankly [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 14,895,595	$ 14,895,595	14,895,595	14,895,595
Goodwill descriptions	The calculation used a ten-year projected and discounted cash flow model using a discount rate of 20.5% and a long-term growth rate of 3%	The calculation used a five-year projected and terminal period debt-free cash flow model discounted to present value using a discount rate of 21.0% (pre-tax 28.3%), tax rate of 26% and a long-term growth rate of 3%.
Recoverable value		$ 24,500,000
Stream Hatchet [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 335,650	$ 304,593	335,650
U M G Media Ltd [Member]
IfrsStatementLineItems [Line Items]
Impairment of intangible assets			385,231	719,706
Impairment of goodwill				3,209,045
Fair value of impairment loss				$ 0
SideQik, Inc. [Member]
IfrsStatementLineItems [Line Items]
Impairment of intangible assets			1,419,662
Impairment of goodwill			2,900,193
Fair value of impairment loss			$ 0